Segment reporting - Segment as Adjusted EBITDA (Details) - EUR (€) € in Millions	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of operating segments [line items]
Profit	€ 22.3	€ 62.4
Taxation	17.6	18.5
Net financing costs	14.8	6.1
Depreciation	14.6	8.5
Amortization	2.0	1.5
EBITDA	71.3	97.0
Exceptional items	46.6	1.5
Material reconciling items
Disclosure of operating segments [line items]
Exceptional items	46.6	1.5
Other adjustments	4.2	4.7
Adjusted EBITDA	€ 122.1	€ 103.2